PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)
Capital Leases Future Minimum Payments Due Abstract
2012	€ 87,842
2013	77,699
2014	68,339
2015	59,097
2016	55,015
Thereafter	140,856
Total minimum lease payments	488,848
Property Plant And Equipment Details [Abstract]
Land	216,445	214,575
Buildings	970,246	892,541
Leasehold improvements	240,874	244,506
Furniture Fittings Machinery And Vehicles	1,079,042	1,040,914
Total, at cost	2,506,607	2,392,536
Less: accumulated depreciation	1,233,152	1,170,547
Net book value	1,273,455	1,221,989	[1]		1,684,687
Property Plant And Equipment Textual Details [Abstract]
Rental expense	€ 119,226	€ 120,386		€ 110,296

[1]	As restated. See Note 43 for more information.